Debt (Debt amounts outstanding) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total external debt	$ 2,892.1	$ 3,084.7
Line of Credit
Debt Instrument [Line Items]
Total external debt	2,892.1	3,084.7
Line of Credit | Term Loan B
Debt Instrument [Line Items]
Total external debt	2,607.6	2,686.4
Line of Credit | West Vela Facility
Debt Instrument [Line Items]
Total external debt	151.0	191.3
Line of Credit | West Polaris Facility
Debt Instrument [Line Items]
Total external debt	114.9	150.8
Line of Credit | Tender Rig Facility
Debt Instrument [Line Items]
Total external debt	$ 18.6	$ 56.2